Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
As a rate regulated utility company, the Company’s effective tax rate excludes temporary differences that are recoverable in future rates charged to customers. Income tax expense differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate. The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2018	2017

Income before income taxes	850	793
Income taxes at statutory rate of 26.5% (2017 - 26.5%)	225	210

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(68)	(55)
Overheads capitalized for accounting but deducted for tax purposes	(20)	(17)
Interest capitalized for accounting but deducted for tax purposes	(14)	(15)
Pension contributions in excess of pension expense	(11)	(13)
Environmental expenditures	(6)	(6)
Other	(9)	3
Net temporary differences	(128)	(103)
Net permanent differences	1	4
Write-off of unregulated deferred income tax asset (Notes 12, 32)	885	—
Non-recurring tax recovery relating to deferred tax asset sharing[1] (Notes 12, 32)	(68)	—
Total income taxes	915	111

Effective income tax rate	107.6%	14.0%
[1] This represents the reversal of cumulative deferred tax expenses recorded in 2017 and 2018 relating to temporary differences that are now being allocated to ratepayers. For rate-setting purposes, the deferred income tax expenses or recovery relating to temporary differences that will be included in the rate-setting process are recorded as regulatory assets and liabilities on the balance sheet.
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2018	2017
Current income taxes	25	26
Deferred income taxes	890	85
Total income taxes	915	111

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities expected to be included in the rate-setting process are offset by regulatory assets and liabilities to reflect the anticipated recovery or disposition of these balances within future electricity rates. Deferred income tax assets and liabilities arise from differences between the tax basis and the carrying amounts of the assets and liabilities. At December 31, 2018 and 2017, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2018	2017
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	526	561
Non-capital losses	302	255
Non-depreciable capital property	271	271
Pension obligations	197	354
Investment in subsidiaries	86	84
Tax credit carryforwards	71	49
Environmental expenditures	59	71
Depreciation and amortization in excess of capital cost allowance	20	125
Other	24	23
	1,556	1,793
Less: valuation allowance	(366)	(364)
Total deferred income tax assets	1,190	1,429

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	9	75
Regulatory amounts that are not recognized for tax purposes	188	411
Goodwill	10	10
Other	23	17
Total deferred income tax liabilities	230	513

Net deferred income tax assets	960	916

The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2018	2017
Long-term:
Deferred income tax assets	1,018	987
Deferred income tax liabilities	(58)	(71)
Net deferred income tax assets	960	916

The valuation allowance for deferred tax assets as at December 31, 2018 was $366 million (2017 - $364 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2018 and 2017, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2018	2017
2034	2	2
2035	221	222
2036	551	560
2037	172	175
2038	192	—
Total losses	1,138	959